Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
NAA ALL CAP VALUE SERIES Class S
Prospectus [Line Items]
Annual Return [Percent]	12.87%	10.25%	8.52%	(1.17%)	26.95%	1.88%	23.74%	(10.62%)	14.77%	22.71%
NAA LARGE CAP VALUE SERIES Class S
Prospectus [Line Items]
Annual Return [Percent]	14.16%	13.46%	9.27%	(1.32%)	27.03%	2.21%	21.82%	(9.53%)	15.81%	21.41%
NAA LARGE CORE SERIES Class S
Prospectus [Line Items]
Annual Return [Percent]	16.43%	25.88%	26.90%	(20.67%)	28.48%	18.78%	29.97%	(6.56%)	22.22%	13.35%
NAA LARGE GROWTH SERIES Class S
Prospectus [Line Items]
Annual Return [Percent]	17.02%	32.18%	39.91%	(30.69%)	27.77%	37.87%	33.92%	(3.63%)	30.11%	8.72%
NAA MID GROWTH SERIES Class S
Prospectus [Line Items]
Annual Return [Percent]	2.17%	17.37%	26.41%	(27.78%)	13.69%	32.10%	32.70%	(7.10%)	24.67%	8.65%
NAA SMALL CAP VALUE SERIES Class S
Prospectus [Line Items]
Annual Return [Percent]	3.30%	8.51%	10.29%	(3.74%)	26.18%	(0.97%)	22.58%	(12.66%)	3.70%	26.60%
NAA SMALL GROWTH SERIES Class S
Prospectus [Line Items]
Annual Return [Percent]	6.58%	12.68%	21.01%	(26.61%)	6.54%	31.82%	25.68%	(10.30%)	22.38%	13.45%
NAA SMID-CAP VALUE SERIES Class S
Prospectus [Line Items]
Annual Return [Percent]	7.35%	9.05%	9.73%	(1.86%)	23.75%	4.30%	26.70%	(12.97%)	13.71%	26.75%
NAA WORLD EQUITY INCOME SERIES Class S
Prospectus [Line Items]
Annual Return [Percent]	22.75%	12.59%	12.28%	(9.12%)	21.74%	6.65%	21.40%	(8.17%)	15.06%	10.38%